Loans - Schedule of Aggregate Annual Maturities (Details) - Loans [Member] - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	€ 330,845	€ 276,314
Current maturities	19,717	26,712
Short-term loans	1,184	470
Total	351,746	303,496
Second year [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	16,785	13,884
Third year [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	17,029	16,673
Fourth year [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	17,376	16,887
Fifth year [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	18,684	16,575
Sixth year and thereafter [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	€ 260,971	€ 212,295